FINANCIAL (EXPENSES) INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FINANCIAL (EXPENSES) INCOME, NET [Abstract]
Interest, amortization of discount, bank charges and fees	$ (425)	[1]	$ (1,021)	[1]	$ (621)	[1]
Exchange differences					(57)
Total financial expenses	(425)		(1,021)		(678)
Gain on extinguishment of convertible bonds	2,230	[2]	2,006	[2]		[2]
Exchange differences			5
Interest
Total financial income	2,230		2,011
Net total	1,805		990		(678)
Expenses related to convertible bonds	$ 445		$ 968		$ 586

[1]	In 2012, 2011 and 2010, includes expenses of $445, $968, and $586 related to convertible bonds, respectively. (See Note 11 above).
[2]	See Note 1